Award Timing Disclosure	12 Months Ended
Jun. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2025 Policies and Practices Related to Equity Award Grants
Historically, following the end of each fiscal year, it has been the Compensation Committee’s long-standing practice to review the Company’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year and, based on those reviews approve the granting of equity awards for the upcoming fiscal year to our Directors and Named Executive Officers. The grant date for those equity awards is generally consistent with the Compensation Committee’s first meeting following the end of the last fiscal year. The timing of this meeting is typically set in advance the prior fiscal year. It is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to the Directors or Named Executive Officers with any release of material nonpublic information.

Award Timing Method
Historically, following the end of each fiscal year, it has been the Compensation Committee’s long-standing practice to review the Company’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year and, based on those reviews approve the granting of equity awards for the upcoming fiscal year to our Directors and Named Executive Officers. The grant date for those equity awards is generally consistent with the Compensation Committee’s first meeting following the end of the last fiscal year. The timing of this meeting is typically set in advance the prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is not the Compensation Committee’s practice to time or otherwise coordinate the granting of any equity awards to the Directors or Named Executive Officers with any release of material nonpublic information.